Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of future minimum payments with respect to non-cancellable agreements
	Advertising Commitments	Operating Leases	Total
	RMB	RMB	RMB
2016	224	52,520	52,744
2017	-	43,180	43,180
2018	-	33,893	33,893
2019	-	29,429	29,429
2020 and thereafter	-	4,216	4,216
	224	163,238	163,462